COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 29, 2012
COST REDUCTION ACTIONS
Cost Reduction Actions

During 2012, restructuring charges and payments/settlements, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 — Q4 2010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

        Restructuring charges and payments/settlements during 2011 were as follows:

(In millions)	Accrual at January 1, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2011

2011
Severance and related costs	$–	$37.4	$(24.4)	$–	$(.3)	$12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Prior restructuring actions	.1	.1	(.2)	–	–	–

	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

Costs incurred by reportable segment and other businesses in connection with restructuring actions

(In millions)	2012	2011	2010

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$33.8	$19.5	$7.8
Retail Branding and Information Solutions	17.6	19.3	4.3
Other specialty converting businesses	2.0	.9	.5
Corporate	3.0	4.8	.1

Continuing operations	$56.4	$44.5	$12.7

Discontinued operations	–	.7	6.3

	$56.4	$45.2	$19.0